Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.19	31.12.18	31.12.19	31.12.18
Global Wealth Management Americas	9.5	9.5	4.2	3.2
Global Wealth Management ex Americas	8.5	8.5	3.4	3.0
Asset Management	9.0	9.0	3.0	2.7
Investment Bank	11.0	11.0	4.0	3.5

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2019	2018
Historical cost
Balance at the beginning of the year	6,392	760	865	1,625	8,018	7,888
Additions	0		11	11	11	270
Disposals	(1)		(10)	(10)	(11)	(45)
Write-offs	0		(75)	(75)	(75)	(7)
Foreign currency translation	(9)		(3)	(3)	(12)	(88)
Balance at the end of the year	6,382	760	788	1,548	7,930	8,018
Accumulated amortization and impairment
Balance at the beginning of the year		691	679	1,371	1,371	1,325
Amortization		38	27	65	65	62
Impairment[2]	110		0	0	110	4
Disposals			(8)	(8)	(8)	(1)
Write-offs			(75)	(75)	(75)	(7)
Foreign currency translation			(2)	(2)	(2)	(12)
Balance at the end of the year	110	730	621	1,351	1,461	1,371
Net book value at the end of the year	6,272	30	167	197	6,469	6,647
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2019 and 2018 relate to assets for which the recoverable amount was determined considering their value-in-use (recoverable amount of the impaired intangible assets in 2018 was USD 18 million, recoverable amount for the Investment Bank cash-generating unit in 2019 was USD 11.7 billion).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Asset Management	Investment Bank	Corporate Center	Total
Goodwill
Balance at the beginning of the year	3,721	1,206	1,354	112		6,392
Additions					0	0
Disposals		(1)				(1)
Impairment				(110)		(110)
Foreign currency translation	(2)	(6)	1	(2)	0	(9)
Balance at the end of the year	3,719	1,198	1,354	0	0	6,272
Intangible assets
Balance at the beginning of the year	138	104	0	11	1	254
Additions / transfers	1			0	10	11
Disposals		(2)		0		(2)
Amortization	(45)	(12)		(5)	(4)	(65)
Impairment		0		0		0
Foreign currency translation	(1)	1	0	0	0	(1)
Balance at the end of the year	92	92	0	5	7	197

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2020	53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	197

UBS AG
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.19	31.12.18	31.12.19	31.12.18
Global Wealth Management Americas	9.5	9.5	4.2	3.2
Global Wealth Management ex Americas	8.5	8.5	3.4	3.0
Asset Management	9.0	9.0	3.0	2.7
Investment Bank	11.0	11.0	4.0	3.5

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2019	2018
Historical cost
Balance at the beginning of the year	6,392	760	865	1,625	8,018	7,888
Additions	0		11	11	11	270
Disposals	(1)		(10)	(10)	(11)	(45)
Write-offs	0		(75)	(75)	(75)	(7)
Foreign currency translation	(9)		(3)	(3)	(12)	(88)
Balance at the end of the year	6,382	760	788	1,548	7,930	8,018
Accumulated amortization and impairment
Balance at the beginning of the year		691	679	1,371	1,371	1,325
Amortization		38	27	65	65	62
Impairment[2]	110		0	0	110	4
Disposals			(8)	(8)	(8)	(1)
Write-offs			(75)	(75)	(75)	(7)
Foreign currency translation			(2)	(2)	(2)	(12)
Balance at the end of the year	110	730	621	1,351	1,461	1,371
Net book value at the end of the year	6,272	30	167	197	6,469	6,647
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2019 and 2018 relate to assets for which the recoverable amount was determined considering their value-in-use (recoverable amount of the impaired intangible assets in 2018 was USD 18 million, recoverable amount for the Investment Bank cash-generating unit in 2019 was USD 11.7 billion).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Asset Management	Investment Bank	Corporate Center	Total
Goodwill
Balance at the beginning of the year	3,721	1,206	1,354	112		6,392
Additions					0	0
Disposals		(1)				(1)
Impairment				(110)		(110)
Foreign currency translation	(2)	(6)	1	(2)	0	(9)
Balance at the end of the year	3,719	1,198	1,354	0	0	6,272
Intangible assets
Balance at the beginning of the year	138	104	0	11	1	254
Additions / transfers	1			0	10	11
Disposals		(2)		0		(2)
Amortization	(45)	(12)		(5)	(4)	(65)
Impairment		0		0		0
Foreign currency translation	(1)	1	0	0	0	(1)
Balance at the end of the year	92	92	0	5	7	197

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2020	53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	197